Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Information, by Segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2016	2015	2014
Assets
Annuity	$33,607	$30,055	$27,218
Run-off life	755	773	794
Total assets	$34,362	$30,828	$28,012

	2016	2015	2014
Revenues
Annuity:
Net investment income	$1,355	$1,211	$1,120
Other income	104	100	94
Total annuity	1,459	1,311	1,214
Run-off life	49	45	48
Total revenues before realized gains (losses)	1,508	1,356	1,262
Realized gains (losses) on securities	(9)	(16)	35
Total revenues	$1,499	$1,340	$1,297

Earnings Before Income Taxes
Annuity	$371	$333	$318
Run-off life	5	2	(1)
Total earnings before realized gains (losses) and income taxes	376	335	317
Realized gains (losses) on securities	(9)	(16)	35
Total earnings before income taxes	$367	$319	$352